UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     November 16, 2007 to December 17, 2007


Commission File Number of issuing entity:  333-132001-02

                            GS AUTO LOAN TRUST 2007-1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132001

                   GOLDMAN SACHS ASSET BACKED SECURITIES CORP.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         GOLDMAN SACHS MORTGAGE COMPANY
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    DELAWARE
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   51-6589574
                            -------------------------
                      (I.R.S. Employer Identification No.)

85 Broad Street
New York, New York                                                10004
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (212) 902-1000
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)
              Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                             (if Section 12(b))
Title of class
  A-1 Notes       [   ]           [   ]           [ x ]            [   ]
  A-2 Notes       [   ]           [   ]           [ x ]            [   ]
  A-3 Notes       [   ]           [   ]           [ x ]            [   ]
  A-4 Notes       [   ]           [   ]           [ x ]            [   ]
  B Notes         [   ]           [   ]           [ x ]            [   ]
  C Notes         [   ]           [   ]           [ x ]            [   ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On December 17, 2007 a distribution was made to Noteholders of GS Auto Loan Trust 2007-1.

         The distribution report is attached as an Exhibit to this Form 10-D,
         Item 9(b), Exhibit 99.1.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

         (99.1) Monthly Report distributed to Noteholders of GS Auto Loan
                Trust 2007-1 relating to the December 17, 2007 distribution.

     (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant, Goldman Sachs Asset Backed Securities Corp., and the Co-Registrant, GS Auto Loan Trust 2007-1, by its Depositor, Goldman Sachs Asset Backed Securities Corp., have each duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

December 19, 2007                        GOLDMAN SACHS ASSET BACKED
                                         SECURITIES CORP.
                                         (Registrant)

                                         By: /s/ Curtis Probst
                                             -----------------------------------
                                             Name:  Curtis Probst
                                             Title: Vice President

                                         GS AUTO LOAN TRUST 2007-1

                                         By: GOLDMAN SACHS ASSET BACKED
                                             SECURITIES CORP., its Depositor

                                         (Co-Registrant)

                                         By:  /s/ Curtis Probst
                                             -----------------------------------
                                             Name:  Curtis Probst
                                             Title:  Vice President

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to Noteholders of GS Auto Loan Trust 2007-1 relating to the December 17, 2007 distribution.


                                     EX-99.1

                                                                     Page 1 of 7

                        GS Auto Loan Trust, Series 2007-1
                                December 17, 2007


                                Table of Contents
                                                                           Page
Distribution Report   ...................................................... 2
Factor Report   ............................................................ 2
Aggregate Delinquency Reporting ............................................ 4
Delinquency Trend Report ................................................... 5
Net Loss Ratio Trend ....................................................... 7


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Jared Fischer
                     Bank of New York - Structured Finance
                                101 Barclay, 4W,
                            New York, New York 10286
                   Tel: (212) 815-8139 / Fax: (212) 815-2493

                                                                     Page 2 of 7

                        GS Auto Loan Trust, Series 2007-1
                                  December 17, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             PRINCIPAL                                                        REALIZED    DEFERRED     PRINCIPAL
CLASS       VALUE            BALANCE          PRINCIPAL        INTEREST           TOTAL         LOSSES    INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1          165,110,000.00     59,547,026.02    18,383,881.06      282,840.43      18,666,721.49      0.00    0.00    41,163,144.96
A2          147,144,000.00    147,144,000.00             0.00      660,921.80         660,921.80      0.00    0.00   147,144,000.00
A3          182,194,000.00    182,194,000.00             0.00      818,354.72         818,354.72      0.00    0.00   182,194,000.00
A4          107,961,000.00    107,961,000.00             0.00      493,021.90         493,021.90      0.00    0.00   107,961,000.00
B            24,689,000.00     24,689,000.00             0.00      113,775.14         113,775.14      0.00    0.00    24,689,000.00
C            18,105,000.00     18,105,000.00             0.00       86,602.25          86,602.25      0.00    0.00    18,105,000.00
D            13,167,000.00     13,167,000.00             0.00       76,807.50          76,807.50      0.00    0.00    13,167,000.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS      658,370,000.00    552,807,026.02    18,383,881.06    2,532,323.74      20,916,204.80      0.00    0.00   534,423,144.96
-----------------------------------------------------------------------------------------------------------------------------------
CERT                  0.00              0.00             0.00            0.00               0.00      0.00    0.00             0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                          BEGINNING                                                            ENDING              PASS-THRU
CLASS        CUSIP        PRINCIPAL        PRINCIPAL         INTEREST        TOTAL             PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1       40052MAA2       360.65063303    111.34323215       1.71304240    113.05627454      249.30740088            5.343600%
A2       40052MAB0     1,000.00000000      0.00000000       4.49166667      4.49166667    1,000.00000000            5.390000%
A3       40052MAC8     1,000.00000000      0.00000000       4.49166669      4.49166669    1,000.00000000            5.390000%
A4       40052MAD6     1,000.00000000      0.00000000       4.56666667      4.56666667    1,000.00000000            5.480000%
B        40052MAE4     1,000.00000000      0.00000000       4.60833327      4.60833327    1,000.00000000            5.530000%
C        40052MAF1     1,000.00000000      0.00000000       4.78333333      4.78333333    1,000.00000000            5.740000%
D        40052MAG9     1,000.00000000      0.00000000       5.83333333      5.83333333    1,000.00000000            7.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                   839.66010909     27.92332740       3.84635348     31.76968088      811.73678169
-----------------------------------------------------------------------------------------------------------------------------------
Please Note: Current Pass-Thru Rate is the same as the Interest Rate on applicable Notes


                                                                    Page 3 of 7


                        GS Auto Loan Trust, Series 2007-1
                                December 17, 2007
                       ---------------------------------

Beginning Collection Period                                                                               11/01/07
Ending Collection Period                                                                                  11/30/07
Beginning Interest Accrual Period                                                                         11/01/07
Ending Interest Accrual Period                                                                            11/30/07
Record Date                                                                                               12/14/07
Payment Date                                                                                              12/17/07
Servicing Days in Period                                                                                        30

Collections on the Receivables for the Collection Period
Collections of Installment Principal                                                                 10,744,407.46
Collections Attributable to Accounts Paid in Full                                                     6,409,090.19
Principal Amount of Repurchases                                                                          23,117.19
Recoveries on Loss Accounts                                                                             444,672.01
Subtotal Principal                                                                                   17,621,286.85
Collections of Interest                                                                               3,783,681.95
Collections of Interest - Repurchased                                                                         0.00
Subtotal Interest                                                                                     3,783,681.95
Total Collections                                                                                    21,404,968.80

Available Funds
Payments Collected Attributed to Principal                                                           10,744,407.46
Accounts Paid in Full                                                                                 6,409,090.19
Recoveries on Loss Amounts                                                                              444,672.01
Repurchased Receivables - Principal Portion                                                              23,117.19
Payments Collected Attributable to Interest                                                           3,783,681.95
Repurchased Receivables - Interest Portion                                                                    0.00
Receivables Servicer Supplement Payment Amount                                                                0.00
Total Available Funds                                                                                21,404,968.80

Pool Information
Beginning Number of Accounts                                                                                38,427
Beginning Pool Balance                                                                              555,444,573.44
Beginning Pool Balance per $1,000 Original Principal Balance                                                843.67
Ending Number of Accounts                                                                                   37,782
Ending Pool Balance                                                                                 537,294,522.53
Ending Pool Balance per $1,000 Original Principal Balance                                                   816.10
Weighted Average APR                                                                                         8.17%
Weighted Average Remaining Term (months)                                                                     53.15



                                                                    Page 4 of 7

                       GS Auto Loan Trust, Series 2007-1
                                December 17, 2007
                        ---------------------------------

Fees
Net Servicing Fee Due                                                                                   486,014.00
Net Servicing Fee Due per $1,000 original principal balance                                             0.73820714
Net Servicing Fee Paid                                                                                  486,014.00
Net Servicing Fee Paid per $1,000 original principal balance                                            0.73820714
Unpaid Net Servicing Fees                                                                                     0.00
Unpaid Servicing Fee Paid per $1,000 original principal balance                                         0.00000000
Cumulative Unpaid Net Servicing Fees                                                                          0.00
Cumulative Unpaid Servicing Fee Paid per $1,000 original principal balance                              0.00000000

Owner Trustee Fee                                                                                           833.33

Owner Trustee Fee per $1,000 original principal balance                                                 0.00126575
Receivables Servicer Supplement Payment Amount                                                                0.00
Indenture Trustee Fee                                                                                     1,916.67
Indenture Trustee Fee per $1,000 original principal balance                                             0.00291123

Current Period Losses
Net Liquidation Losses                                                                                  529,179.12
Cumulative Net Liquidation Losses                                                                     1,919,191.22

Current Period Liquidated or Purchased Receivables
Principal Balance of Liquidated/Defaulted Receivables                                                   973,851.13
Principal Balance of Repurchased Receivables                                                             23,117.19
Other Principal Reductions                                                                                 -415.06

Delinquency Information


                         Aggregate Delinquency Reporting
                    Number           Principal        Percentage
                                      Balance
31 to 60 Days               468        7,113,311.87          1.32%
61 to 90 Days                85        1,425,256.15          0.27%
91 Plus Days                 67        1,323,111.25          0.25%
Total                       620        9,861,679.27          1.84%


                                                                    Page 5 of 7


                        GS Auto Loan Trust, Series 2007-1
                                December 17, 2007
                       ---------------------------------

Repossession Information (Total Inventory)
Number of Receivables as to which vehicles have been Repossessed                               79
Balance of Receivables as to which vehicles have been Repossessed                    1,610,267.41

Principal and Interest Detail
First Allocation of Principal                                                                0.00
First Allocation of Principal per $1,000 original principal balance                    0.00000000
Second Allocation of Principal                                                               0.00
Second Allocation of Principal per $1,000 original principal balance                   0.00000000
Third Allocation of Principal                                                        2,345,503.49
Third Allocation of Principal per $1,000 original principal balance                    3.56258755
Regular Principal Allocation                                                        15,804,547.42
Regular Principal Allocation per $1,000 original principal balance                    24.00554255
Excess Principal Allocation                                                            233,830.15
Excess Principal Allocation per $1,000 original principal balance                      0.35516484

Principal Distribution Amounts
Principal Distribution - A-1                                                        18,383,881.06
Principal Distribution - A-2                                                                 0.00
Principal Distribution - A-3                                                                 0.00
Principal Distribution - A-4                                                                 0.00
Principal Distribution - B                                                                   0.00
Principal Distribution - C                                                                   0.00
Principal Distribution - D                                                                   0.00





                                                                    Page 6 of 7


                        GS Auto Loan Trust, Series 2007-1
                                 December 17, 2007
                        ---------------------------------

Interest Distribution Amounts
Interest Distribution - A-1                                                            282,840.43
Interest Carryover Shortfall - A-1                                                           0.00
Cumulative Interest Carryover Shortfall - A-1                                                0.00

Interest Distribution - A-2                                                            660,921.80
Interest Carryover Shortfall - A-2                                                           0.00
Cumulative Interest Carryover Shortfall - A-2                                                0.00
Interest Distribution - A-3                                                            818,354.72
Interest Carryover Shortfall - A-3                                                           0.00
Cumulative Interest Carryover Shortfall - A-3                                                0.00

Interest Distribution - A-4                                                            493,021.90
Interest Carryover Shortfall - A-4                                                           0.00
Cumulative Interest Carryover Shortfall - A-4                                                0.00

Interest Distribution - B                                                              113,775.14
Interest Carryover Shortfall - B                                                             0.00
Cumulative Interest Carryover Shortfall - B                                                  0.00

Interest Distribution - C                                                               86,602.25
Interest Carryover Shortfall - C                                                             0.00
Cumulative Interest Carryover Shortfall - C                                                  0.00


Interest Distribution - D                                                               76,807.50
Interest Carryover Shortfall - D                                                             0.00
Cumulative Interest Carryover Shortfall - D                                                  0.00

Overcollateralization Amounts
Overcollateralization Target Amount                                                 10,745,890.45
Ending Overcollateralization Amount                                                  2,871,377.57

Excess Spread                                                                          839,401.71

Additional Information
Any Modifications, Extensions or Waivers to Receivables                                        NO
Any Breaches of Receivable represenations, warranties, or transaction covenants                NO
Any Receivable changes and removals in connection with repurchases                             NO




                                                                    Page 7 of 7

                        GS Auto Loan Trust, Series 2007-1
                                 December 17, 2007
                       ---------------------------------

Three-Month Annualized Net Loss Ratio
Net Liquidation Losses                                                                 529,179.12
Beginning Pool Balance                                                             555,444,573.44
Current Monthly Net Loss Ratio                                                            0.0953%
Prior Monthly Net Loss Ratio                                                              0.0875%
Second Prior Monthly Net Loss Ratio                                                       0.0702%
Three-Month Annualized Net Loss Ratio                                                     1.0118%


Copyright 2007 Bank of New York & Co. All rights reserved.
